Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Allocated Capital [Member]	Treasury shares [member]	Reserve for Exchange Differences in Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve of Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Amounts Recognized in Other Comprehensive Income and Accumulated in Equity Related to Non-current Assets or Groups of Assets for Disposal Classified as Held for Sale [Member]	Other Miscellaneous Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2015	$ 2,229,108,975		$ 12,423,692	$ (121,503,052)		$ 14,835		$ (849,525,427)	$ (958,589,952)	$ 1,322,162,479	$ 2,592,681,502	$ 609,219,281	$ 3,201,900,783
Comprehensive income
Profit (loss)										384,159,865	384,159,865	181,111,251	565,271,116
Other comprehensive income			(2,137,753)	40,843,826	$ (4,297,479)	(4,880)		(7,012,310)	27,391,404		27,391,404	20,500,367	47,891,771
TOTAL COMPREHENSIVE INCOME											411,551,269	201,611,618	613,162,887
Dividends										(145,636,016)	(145,636,016)	(81,524,150)	(227,160,166)
Increase (decrease) from other changes			(1,063,006)	4,440,756	4,297,479		$ 1,632,724	(113,202,383)	(103,894,430)	8,688,963	(95,205,467)	(29,704,395)	(124,909,862)
Total changes in equity			(3,200,759)	45,284,582		(4,880)	1,632,724	(120,214,693)	(76,503,026)	247,212,812	170,709,786	90,383,073	261,092,859
Equity ending balance at Dec. 31, 2016	2,229,108,975		9,222,933	(76,218,470)		9,955	1,632,724	(969,740,120)	(1,035,092,978)	1,569,375,291	2,763,391,288	699,602,354	3,462,993,642
Comprehensive income
Profit (loss)										349,382,642	349,382,642	174,035,269	523,417,911
Other comprehensive income			(2,246,550)	43,368,734	1,174,811	1,329			42,298,324		42,298,324	27,125,661	69,423,985
TOTAL COMPREHENSIVE INCOME											391,680,966	201,160,930	592,841,896
Dividends										(168,327,161)	(168,327,161)	(94,944,701)	(263,271,862)
Increase (decrease) from other changes					(1,174,811)		(1,632,724)	(1,728,359)	(4,535,894)	1,174,811	(3,361,083)	(2,240,936)	(5,602,019)
Total changes in equity			(2,246,550)	43,368,734		1,329	$ (1,632,724)	(1,728,359)	37,762,430	182,230,292	219,992,722	103,975,293	323,968,015
Equity ending balance at Dec. 31, 2017	2,229,108,975		6,976,383	(32,849,736)		11,284		(971,468,479)	(997,330,548)	1,751,605,583	2,983,384,010	803,577,647	3,786,961,657
Increase (decrease) through changes in accounting policies | Increase (decrease) due to changes in accounting policy [member]										(2,702,470)	(2,702,470)	(44,691)	(2,747,161)
Equity at beginning of period (As Restated)	2,229,108,975		6,976,383	(32,849,736)		11,284		(971,468,479)	(997,330,548)	1,748,903,113	2,980,681,540	803,532,956	3,784,214,496
Comprehensive income
Profit (loss)										361,709,937	361,709,937	51,137,820	412,847,757
Other comprehensive income			94,678,453	(159,020,809)	43,204	(243)			(64,299,395)		(64,299,395)	10,562,995	(53,736,400)
TOTAL COMPREHENSIVE INCOME											297,410,542	61,700,815	359,111,357
Issuance of equity	1,725,382,504										1,725,382,504		1,725,382,504
Dividends										(195,858,641)	(195,858,641)	(19,603,211)	(215,461,852)
Increase (decrease) from other changes					$ (43,204)			(403,562,193)	(403,605,397)	43,204	(403,562,193)	92,644,186	(310,918,007)
Increase (decrease) due to portfolio transactions		$ (72,388,009)									(72,388,009)		(72,388,009)
Increase (decrease) from changes in ownership interests of subsidiaries that do not result in loss of control								(910,437,224)	(910,437,224)		(910,437,224)	(685,339,484)	(1,595,776,708)
Total changes in equity	1,725,382,504	(72,388,009)	94,678,453	(159,020,809)		(243)		(1,313,999,417)	(1,378,342,016)	165,894,500	440,546,979	(550,597,694)	(110,050,715)
Equity ending balance at Dec. 31, 2018	$ 3,954,491,479	$ (72,388,009)	$ 101,654,836	$ (191,870,545)		$ 11,041		$ (2,285,467,896)	$ (2,375,672,564)	$ 1,914,797,613	$ 3,421,228,519	$ 252,935,262	$ 3,674,163,781